Note 13 - Income Taxes - Tax Effect of Temporary Differences (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Lease obligation	$ 5,000	$ 152,000
Deferred tax assets, unrecognized and recognized	7,267,000	7,864,000
Deferred tax assets not recognized	(7,266,000)	(7,724,000)
Deferred tax assets recognized	6,000	140,000
Property and equipment	(2,000)	(4,000)
Right-of-use asset	(4,000)	(136,000)
Net deferred tax assets
Unused tax losses [member]
Deferred tax assets:
Loss carry forwards	$ 7,267,000	$ 7,712,000